401(k) Plan (Details) - 401(k) Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
401(k) Plan
Employer matching contribution (as a percent)	40.00%	40.00%
Employer first contribution to the plan (as a percent)	5.00%	5.00%
Employer matching contribution	$ 462	$ 376